Annual Total Returns (Bar Chart) - Small Cap Index Trust (Small Cap Index Trust, Series I, Small Cap Index Trust)	12 Months Ended
May 01, 2011
Small Cap Index Trust | Series I, Small Cap Index Trust
Bar Chart Table:
2001	1.50%
2002	(21.47%)
2003	45.79%
2004	17.33%
2005	3.89%
2006	17.61%
2007	(2.16%)
2008	(33.71%)
2009	26.65%
2010	26.36%